UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04304
Delaware Group® Government Fund
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Delaware Emerging Markets Debt Corporate Fund
Class A: DEDAX
Annual shareholder report | July 31, 2024
This annual shareholder report contains important information about Delaware Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.04%
Management’s discussion of Fund performance
Performance highlights
Delaware Emerging Markets Debt Corporate Fund (Class A) returned 9.07% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 6.18%, while the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified, the Fund's narrowly based securities market index and secondary benchmark, returned 9.87%.
Top contributors to performance relative to the secondary benchmark:
Overweight to high yield emerging market bonds in a constructive risk backdrop
Out-of-benchmark position in restructured equity of Grupo Aeroméxico SAB de CV
Tactical allocation to cash and hedges in a volatile rate backdrop
At the sector level, transportation, consumer, and quasi-sovereigns
From a country perspective, Mexico, Brazil, and the US
Top detractors from performance relative to the secondary benchmark:
Underweight to investment grade emerging market bonds in a constructive risk backdrop
Underweight to non-rated emerging markets bonds in a constructive risk backdrop
Idiosyncratic underperformance of Colombian gas company Canacol Energy Ltd. bonds on operational challenges
At the sector level, financials, real estate, and metals and mining
From a country perspective, China, Colombia, and Singapore

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Emerging Markets Debt Corporate Fund (Class A) – including sales charge	4.16%	1.21%	2.84%
Delaware Emerging Markets Debt Corporate Fund (Class A) – excluding sales charge	9.07%	2.15%	3.32%
Bloomberg Global Aggregate Index	6.18%	0.47%	2.19%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified	9.87%	2.35%	3.68%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index. Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of July 31, 2024)
Fund net assets	$90,680,785
Total number of portfolio holdings	154
Total advisory fees paid	$550,729
Portfolio turnover rate	94%

Fund holdings (as of July 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	8.08%
Mexico	7.67%
Chile	6.04%
Türkiye	5.24%
Indonesia	4.94%
Hong Kong	4.41%
Peru	3.88%
Colombia	3.54%
Argentina	3.28%
India	3.27%

Sector allocation
Financials	25.37%
Oil & Gas	13.84%
Utilities	13.66%
Consumer	10.52%
Technology, Media and Telecommunication	8.63%
Industrial	7.94%
Metals & Mining	4.49%
Transport	3.56%
Infrastructure	2.72%
Real Estate	2.41%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3818506)

Delaware Emerging Markets Debt Corporate Fund
Class C: DEDCX
Annual shareholder report | July 31, 2024
This annual shareholder report contains important information about Delaware Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.79%
Management’s discussion of Fund performance
Performance highlights
Delaware Emerging Markets Debt Corporate Fund (Class C) returned 8.19% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 6.18%, while the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified, the Fund's narrowly based securities market index and secondary benchmark, returned 9.87%.
Top contributors to performance relative to the secondary benchmark:
Overweight to high yield emerging market bonds in a constructive risk backdrop
Out-of-benchmark position in restructured equity of Grupo Aeroméxico SAB de CV
Tactical allocation to cash and hedges in a volatile rate backdrop
At the sector level, transportation, consumer, and quasi-sovereigns
From a country perspective, Mexico, Brazil, and the US
Top detractors from performance relative to the secondary benchmark:
Underweight to investment grade emerging market bonds in a constructive risk backdrop
Underweight to non-rated emerging markets bonds in a constructive risk backdrop
Idiosyncratic underperformance of Colombian gas company Canacol Energy Ltd. bonds on operational challenges
At the sector level, financials, real estate, and metals and mining
From a country perspective, China, Colombia, and Singapore

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Emerging Markets Debt Corporate Fund (Class C) – including sales charge	7.19%	1.39%	2.74%
Delaware Emerging Markets Debt Corporate Fund (Class C) – excluding sales charge	8.19%	1.39%	2.74%
Bloomberg Global Aggregate Index	6.18%	0.47%	2.19%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified	9.87%	2.35%	3.68%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index. Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of July 31, 2024)
Fund net assets	$90,680,785
Total number of portfolio holdings	154
Total advisory fees paid	$550,729
Portfolio turnover rate	94%

Fund holdings (as of July 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	8.08%
Mexico	7.67%
Chile	6.04%
Türkiye	5.24%
Indonesia	4.94%
Hong Kong	4.41%
Peru	3.88%
Colombia	3.54%
Argentina	3.28%
India	3.27%

Sector allocation
Financials	25.37%
Oil & Gas	13.84%
Utilities	13.66%
Consumer	10.52%
Technology, Media and Telecommunication	8.63%
Industrial	7.94%
Metals & Mining	4.49%
Transport	3.56%
Infrastructure	2.72%
Real Estate	2.41%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3818506)

Delaware Emerging Markets Debt Corporate Fund
Institutional Class: DEDIX
Annual shareholder report | July 31, 2024
This annual shareholder report contains important information about Delaware Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.79%
Management’s discussion of Fund performance
Performance highlights
Delaware Emerging Markets Debt Corporate Fund (Institutional Class) returned 9.48%* (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 6.18%, while the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified, the Fund's narrowly based securities market index and secondary benchmark, returned 9.87%.
Top contributors to performance relative to the secondary benchmark:
Overweight to high yield emerging market bonds in a constructive risk backdrop
Out-of-benchmark position in restructured equity of Grupo Aeroméxico SAB de CV
Tactical allocation to cash and hedges in a volatile rate backdrop
At the sector level, transportation, consumer, and quasi-sovereigns
From a country perspective, Mexico, Brazil, and the US
Top detractors from performance relative to the secondary benchmark:
Underweight to investment grade emerging market bonds in a constructive risk backdrop
Underweight to non-rated emerging markets bonds in a constructive risk backdrop
Idiosyncratic underperformance of Colombian gas company Canacol Energy Ltd. bonds on operational challenges
At the sector level, financials, real estate, and metals and mining
From a country perspective, China, Colombia, and Singapore

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024
Average annual total returns (as of July 31, 2024)	1 year		5 year	10 year
Delaware Emerging Markets Debt Corporate Fund (Institutional Class) – including sales charge	9.48	% *	2.42%	3.52%
Delaware Emerging Markets Debt Corporate Fund (Institutional Class) – excluding sales charge	9.48	% *	2.42%	3.52%
Bloomberg Global Aggregate Index	6.18%		0.47%	2.19%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified	9.87%		2.35%	3.68%
*
The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index. Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of July 31, 2024)
Fund net assets	$90,680,785
Total number of portfolio holdings	154
Total advisory fees paid	$550,729
Portfolio turnover rate	94%

Fund holdings (as of July 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	8.08%
Mexico	7.67%
Chile	6.04%
Türkiye	5.24%
Indonesia	4.94%
Hong Kong	4.41%
Peru	3.88%
Colombia	3.54%
Argentina	3.28%
India	3.27%

Sector allocation
Financials	25.37%
Oil & Gas	13.84%
Utilities	13.66%
Consumer	10.52%
Technology, Media and Telecommunication	8.63%
Industrial	7.94%
Metals & Mining	4.49%
Transport	3.56%
Infrastructure	2.72%
Real Estate	2.41%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3818506)

Delaware Strategic Income Fund
Class A: DEGGX
Annual shareholder report | July 31, 2024
This annual shareholder report contains important information about Delaware Strategic Income Fund (Fund) for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.84%
Management’s discussion of Fund performance
Performance highlights
Delaware Strategic Income Fund (Class A) returned 8.53%* (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 5.10%.
Top contributors to performance:
Slowing inflation, resilient corporate and economic fundamentals, and sustained higher interest rates were the primary drivers of performance as credit spreads tightened throughout the year despite persistent macroeconomic uncertainty.
Strong sector allocation and security selection impacts over the period primarily supported positive returns. In addition, the Fund benefited from significant exposure to floating rate assets and modestly positive yield curve management with a structurally short duration position compared with the benchmark.
Key sector-level contributors to performance included:
Overweight to high yield corporates
Overweight to emerging markets and positive security selection therein
Security selection within residential mortgage-backed securities (RMBS)
Overweight to asset-backed securities (ABS) and collateralized loan obligations (CLOs)
Top detractors from performance:
In a rallying market, the main detractors from performance included the sector underweights used to fund overweight positions in other, stronger-performing sectors.
Key sector-level detractors from performance included:
Underweight to investment grade corporates
Slightly negative security selection within high yield corporates
Slightly negative security selection within US Treasurys

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024
Average annual total returns (as of July 31, 2024)	1 year		5 year	10 year
Delaware Strategic Income Fund (Class A) – including sales charge	3.71%		2.07%	2.24%
Delaware Strategic Income Fund (Class A) – excluding sales charge	8.53	% *	3.02%	2.71%
Bloomberg US Aggregate Index	5.10%		0.19%	1.61%
*
The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2024)
Fund net assets	$224,914,916
Total number of portfolio holdings	242
Total advisory fees paid	$543,636
Portfolio turnover rate	160%

Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	52.58%
Loan Agreements	23.09%
Collateralized Debt Obligations	14.00%
Short-Term Investments	9.13%
Non-Agency Collateralized Mortgage Obligations	3.48%
Government Agency Obligations	1.91%
Common Stocks	1.13%
Sovereign Bonds	1.03%
Agency Collateralized Mortgage Obligations	0.68%
Supranational Banks	0.47%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3821293)

Delaware Strategic Income Fund
Class C: DUGCX
Annual shareholder report | July 31, 2024
This annual shareholder report contains important information about Delaware Strategic Income Fund (Fund) for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.59%
Management’s discussion of Fund performance
Performance highlights
Delaware Strategic Income Fund (Class C) returned 7.87%* (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 5.10%.
Top contributors to performance:
Slowing inflation, resilient corporate and economic fundamentals, and sustained higher interest rates were the primary drivers of performance as credit spreads tightened throughout the year despite persistent macroeconomic uncertainty.
Strong sector allocation and security selection impacts over the period primarily supported positive returns. In addition, the Fund benefited from significant exposure to floating rate assets and modestly positive yield curve management with a structurally short duration position compared with the benchmark.
Key sector-level contributors to performance included:
Overweight to high yield corporates
Overweight to emerging markets and positive security selection therein
Security selection within residential mortgage-backed securities (RMBS)
Overweight to asset-backed securities (ABS) and collateralized loan obligations (CLOs)
Top detractors from performance:
In a rallying market, the main detractors from performance included the sector underweights used to fund overweight positions in other, stronger-performing sectors.
Key sector-level detractors from performance included:
Underweight to investment grade corporates
Slightly negative security selection within high yield corporates
Slightly negative security selection within US Treasurys

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024
Average annual total returns (as of July 31, 2024)	1 year		5 year	10 year
Delaware Strategic Income Fund (Class C) – including sales charge	6.87%		2.22%	1.93%
Delaware Strategic Income Fund (Class C) – excluding sales charge	7.87	% *	2.22%	1.93%
Bloomberg US Aggregate Index	5.10%		0.19%	1.61%
*
The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2024)
Fund net assets	$224,914,916
Total number of portfolio holdings	242
Total advisory fees paid	$543,636
Portfolio turnover rate	160%

Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	52.58%
Loan Agreements	23.09%
Collateralized Debt Obligations	14.00%
Short-Term Investments	9.13%
Non-Agency Collateralized Mortgage Obligations	3.48%
Government Agency Obligations	1.91%
Common Stocks	1.13%
Sovereign Bonds	1.03%
Agency Collateralized Mortgage Obligations	0.68%
Supranational Banks	0.47%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3821293)

Delaware Strategic Income Fund
Class R: DUGRX
Annual shareholder report | July 31, 2024
This annual shareholder report contains important information about Delaware Strategic Income Fund (Fund) for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$114	1.09%
Management’s discussion of Fund performance
Performance highlights
Delaware Strategic Income Fund (Class R) returned 8.26%* (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 5.10%.
Top contributors to performance:
Slowing inflation, resilient corporate and economic fundamentals, and sustained higher interest rates were the primary drivers of performance as credit spreads tightened throughout the year despite persistent macroeconomic uncertainty.
Strong sector allocation and security selection impacts over the period primarily supported positive returns. In addition, the Fund benefited from significant exposure to floating rate assets and modestly positive yield curve management with a structurally short duration position compared with the benchmark.
Key sector-level contributors to performance included:
Overweight to high yield corporates
Overweight to emerging markets and positive security selection therein
Security selection within residential mortgage-backed securities (RMBS)
Overweight to asset-backed securities (ABS) and collateralized loan obligations (CLOs)
Top detractors from performance:
In a rallying market, the main detractors from performance included the sector underweights used to fund overweight positions in other, stronger-performing sectors.
Key sector-level detractors from performance included:
Underweight to investment grade corporates
Slightly negative security selection within high yield corporates
Slightly negative security selection within US Treasurys

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024
Average annual total returns (as of July 31, 2024)	1 year		5 year	10 year
Delaware Strategic Income Fund (Class R) – including sales charge	8.26	% *	2.71%	2.43%
Delaware Strategic Income Fund (Class R) – excluding sales charge	8.26	% *	2.71%	2.43%
Bloomberg US Aggregate Index	5.10%		0.19%	1.61%
*
The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2024)
Fund net assets	$224,914,916
Total number of portfolio holdings	242
Total advisory fees paid	$543,636
Portfolio turnover rate	160%

Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	52.58%
Loan Agreements	23.09%
Collateralized Debt Obligations	14.00%
Short-Term Investments	9.13%
Non-Agency Collateralized Mortgage Obligations	3.48%
Government Agency Obligations	1.91%
Common Stocks	1.13%
Sovereign Bonds	1.03%
Agency Collateralized Mortgage Obligations	0.68%
Supranational Banks	0.47%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3821293)

Delaware Strategic Income Fund
Institutional Class: DUGIX
Annual shareholder report | July 31, 2024
This annual shareholder report contains important information about Delaware Strategic Income Fund (Fund) for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	0.59%
Management’s discussion of Fund performance
Performance highlights
Delaware Strategic Income Fund (Institutional Class) returned 8.80%* (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 5.10%.
Top contributors to performance:
Slowing inflation, resilient corporate and economic fundamentals, and sustained higher interest rates were the primary drivers of performance as credit spreads tightened throughout the year despite persistent macroeconomic uncertainty.
Strong sector allocation and security selection impacts over the period primarily supported positive returns. In addition, the Fund benefited from significant exposure to floating rate assets and modestly positive yield curve management with a structurally short duration position compared with the benchmark.
Key sector-level contributors to performance included:
Overweight to high yield corporates
Overweight to emerging markets and positive security selection therein
Security selection within residential mortgage-backed securities (RMBS)
Overweight to asset-backed securities (ABS) and collateralized loan obligations (CLOs)
Top detractors from performance:
In a rallying market, the main detractors from performance included the sector underweights used to fund overweight positions in other, stronger-performing sectors.
Key sector-level detractors from performance included:
Underweight to investment grade corporates
Slightly negative security selection within high yield corporates
Slightly negative security selection within US Treasurys

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024
Average annual total returns (as of July 31, 2024)	1 year		5 year	10 year
Delaware Strategic Income Fund (Institutional Class) – including sales charge	8.80	% *	3.25%	2.95%
Delaware Strategic Income Fund (Institutional Class) – excluding sales charge	8.80	% *	3.25%	2.95%
Bloomberg US Aggregate Index	5.10%		0.19%	1.61%
*
The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2024)
Fund net assets	$224,914,916
Total number of portfolio holdings	242
Total advisory fees paid	$543,636
Portfolio turnover rate	160%

Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	52.58%
Loan Agreements	23.09%
Collateralized Debt Obligations	14.00%
Short-Term Investments	9.13%
Non-Agency Collateralized Mortgage Obligations	3.48%
Government Agency Obligations	1.91%
Common Stocks	1.13%
Sovereign Bonds	1.03%
Agency Collateralized Mortgage Obligations	0.68%
Supranational Banks	0.47%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3821293)

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $85,700 for 2024 and $89,143 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $13,020 for 2024 and $12,520 for 2023.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $17,300,000 for 2024 and $24,428,000 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual fund
Delaware Emerging Markets Debt Corporate Fund
Financial statements and other information
For the year ended July 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund	July 31, 2024
	Principal amount°	Value (US $)
Corporate Bonds — 94.97%Δ
Argentina — 3.28%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	544,629	$ 558,900
Telecom Argentina 144A 9.50% 7/18/31 #	840,000	833,392
Transportadora de Gas del Sur 144A 8.50% 7/24/31 #	645,000	651,218
YPF 144A 9.50% 1/17/31 #	900,000	926,523
		2,970,033
Brazil — 8.08%
3R Lux 144A 9.75% 2/5/31 #	625,000	663,684
Azul Secured Finance 144A 11.93% 8/28/28 #	465,000	447,977
CSN Resources 144A 8.875% 12/5/30 #	665,000	670,490
JBS USA Holding Lux 5.50% 1/15/30	620,000	618,230
Minerva Luxembourg 144A 8.875% 9/13/33 #	575,000	606,902
Movida Europe 144A 7.85% 4/11/29 #	730,000	685,248
MV24 Capital 144A 6.748% 6/1/34 #	721,294	684,233
Raizen Fuels Finance
144A 6.45% 3/5/34 #	420,000	435,024
144A 6.95% 3/5/54 #	760,000	785,582
Samarco Mineracao PIK, 144A 9.00% 6/30/31 #, >>	529,163	490,584
Vale Overseas 6.125% 6/12/33	620,000	634,601
XP 144A 6.75% 7/2/29 #	595,000	605,591
		7,328,146
Chile — 6.04%
AES Andes
144A 6.30% 3/15/29 #	710,000	722,654
144A 8.15% 6/10/55 #, μ	730,000	746,700
Alfa Desarrollo 144A 4.55% 9/27/51 #	615,623	465,754
Banco de Credito e Inversiones 144A 8.75% 2/8/29 #, μ, ψ	650,000	684,583
Cencosud
144A 4.375% 7/17/27 #	495,000	477,666
144A 5.95% 5/28/31 #	485,000	492,566
Empresa Nacional del Petroleo 144A 5.95% 7/30/34 #	685,000	685,399
Engie Energia Chile 144A 6.375% 4/17/34 #	670,000	684,827
Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #	495,000	518,047
		5,478,196
China — 2.67%
Alibaba Group Holding 2.70% 2/9/41	645,000	449,589
Huarong Finance 2017 4.75% 4/27/27 ■	555,000	531,440
Sunac China Holdings
PIK, 144A 6.00% 9/30/25 #, >>	1,261,750	160,873
PIK, 144A 6.25% 9/30/26 #, >>	732,188	83,997
    1

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
Tencent Holdings
144A 2.88% 4/22/31 #	495,000	$ 440,813
144A 3.68% 4/22/41 #	350,000	281,325
West China Cement 4.95% 7/8/26 ■	580,000	477,750
		2,425,787
Colombia — 3.54%
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	700,000	638,991
Canacol Energy 144A 5.75% 11/24/28 #	1,105,000	547,426
Ecopetrol
5.875% 11/2/51	410,000	287,795
8.375% 1/19/36	650,000	647,153
Geopark 144A 5.50% 1/17/27 #	485,000	455,607
SierraCol Energy Andina 144A 6.00% 6/15/28 #	700,000	629,961
		3,206,933
Dominican Republic — 0.67%
Aeropuertos Dominicanos Siglo XXI 144A 7.00% 6/30/34 #	585,000	603,995
		603,995
Georgia — 2.95%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	595,000	598,719
Georgian Railway JSC 4.00% 6/17/28 ■	597,000	532,076
Silknet JSC 144A 8.375% 1/31/27 #	655,000	653,199
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ	910,000	895,051
		2,679,045
Ghana — 0.88%
Kosmos Energy 144A 7.75% 5/1/27 #	815,000	801,306
		801,306
Guatemala — 2.33%
Banco Industrial 144A 4.875% 1/29/31 #, μ	305,000	296,496
Central American Bottling 144A 5.25% 4/27/29 #	512,000	491,850
CT Trust 144A 5.125% 2/3/32 #	750,000	669,824
Millicom International Cellular 144A 7.375% 4/2/32 #	649,000	651,907
		2,110,077
Hong Kong — 4.41%
AIA Group
144A 3.375% 4/7/30 #	400,000	373,408
144A 5.375% 4/5/34 #	710,000	715,552
2

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Hong Kong (continued)
CK Hutchison International 23
144A 4.75% 4/21/28 #	460,000	$ 461,250
144A 4.875% 4/21/33 #	825,000	820,480
Melco Resorts Finance 144A 7.625% 4/17/32 #	965,000	961,597
Standard Chartered 144A 6.301% 1/9/29 #, μ	640,000	663,656
		3,995,943
India — 3.27%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	530,000	465,721
Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #	525,000	482,327
Future Retail 144A 5.60% 1/22/25 #, ‡	425,000	4,887
HDFC Bank 5.18% 2/15/29 ■	720,000	726,941
ICICI Bank 144A 4.00% 3/18/26 #	250,000	245,855
JSW Hydro Energy 144A 4.125% 5/18/31 #	611,800	550,506
UltraTech Cement 144A 2.80% 2/16/31 #	565,000	489,583
		2,965,820
Indonesia — 4.94%
Freeport Indonesia 144A 5.315% 4/14/32 #	795,000	782,290
Indofood CBP Sukses Makmur
3.541% 4/27/32 ■	605,000	530,606
4.805% 4/27/52 ■	480,000	401,201
Medco Maple Tree 144A 8.96% 4/27/29 #	760,000	801,466
Minejesa Capital 144A 5.625% 8/10/37 #	595,000	552,209
Sorik Marapi Geothermal Power 144A 7.75% 8/5/31 #	860,000	862,021
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	542,619	549,822
		4,479,615
Israel — 2.30%
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	650,000	639,502
Energean Israel Finance 144A 4.875% 3/30/26 #	535,000	508,043
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	360,000	349,744
6.75% 3/1/28	575,000	590,770
		2,088,059
Kazakhstan — 0.68%
KazMunayGas National
144A 4.75% 4/19/27 #	200,000	195,256
144A 5.375% 4/24/30 #	430,000	421,215
		616,471
    3

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Kuwait — 1.51%
NBK SPC
144A 1.625% 9/15/27 #, μ	685,000	$ 635,492
144A 5.50% 6/6/30 #, μ	720,000	730,941
		1,366,433
Macao — 2.30%
MGM China Holdings 144A 4.75% 2/1/27 #	560,000	534,889
Sands China
3.25% 8/8/31	565,000	478,437
4.375% 6/18/30	640,000	594,014
Studio City Finance 144A 5.00% 1/15/29 #	535,000	477,090
		2,084,430
Malaysia — 1.61%
CIMB Bank 144A 2.125% 7/20/27 #	725,000	673,858
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	810,000	786,084
		1,459,942
Mexico — 6.97%
America Movil 4.70% 7/21/32	740,000	723,294
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	410,000	422,048
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ	415,000	434,776
BBVA Bancomer
144A 5.875% 9/13/34 #, μ	405,000	385,989
144A 8.125% 1/8/39 #, μ	525,000	539,618
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	595,000	642,493
Cemex 144A 9.125% 3/14/28 #, μ, ψ	620,000	669,126
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	890,000	718,632
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	680,000	501,395
Petroleos Mexicanos 7.69% 1/23/50	685,000	503,557
Trust Fibra Uno 144A 7.375% 2/13/34 #	780,000	779,097
		6,320,025
Morocco — 1.29%
OCP
144A 5.125% 6/23/51 #	865,000	667,263
144A 7.50% 5/2/54 #	490,000	507,276
		1,174,539
Nigeria — 1.65%
Access Bank 144A 6.125% 9/21/26 #	765,000	728,662
4

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Nigeria (continued)
IHS Holding
144A 5.625% 11/29/26 #	540,000	$ 515,582
5.625% 11/29/26 ■	265,000	253,017
		1,497,261
Oman — 0.64%
Oryx Funding 144A 5.80% 2/3/31 #	580,000	578,331
		578,331
Panama — 0.74%
Banco Nacional de Panama 144A 2.50% 8/11/30 #	847,000	671,169
		671,169
Papua New Guinea — 0.89%
Puma International Financing 144A 7.75% 4/25/29 #	798,000	809,615
		809,615
Peru — 3.88%
Banco de Credito del Peru
144A 3.125% 7/1/30 #, μ	655,000	636,214
144A 5.85% 1/11/29 #	675,000	687,450
Banco Internacional del Peru 144A 7.625% 1/16/34 #, μ	665,000	709,259
Consorcio Transmantaro 144A 5.20% 4/11/38 #	605,000	571,727
Pluspetrol Camisea 144A 6.24% 7/3/36 #	890,000	910,464
		3,515,114
Philippines — 1.64%
International Container Terminal Services 4.75% 6/17/30 ■	845,000	820,419
Rizal Commercial Banking 6.50% 8/27/25 μ, ψ, ■	675,000	668,106
		1,488,525
Qatar — 0.85%
QNB Finance 2.625% 5/12/25 ■	790,000	772,732
		772,732
Saudi Arabia — 3.02%
EIG Pearl Holdings 144A 4.387% 11/30/46 #	515,000	406,886
Greensaif Pipelines Bidco
144A 5.853% 2/23/36 #	490,000	492,418
144A 6.51% 2/23/42 #	580,000	604,280
Saudi Arabian Oil
144A 3.50% 11/24/70 #	410,000	265,504
144A 5.75% 7/17/54 #	500,000	490,800
TMS Issuer 144A 5.78% 8/23/32 #	465,000	476,769
		2,736,657
    5

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Singapore — 1.34%
BOC Aviation USA 144A 5.25% 1/14/30 #	770,000	$ 784,328
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ	447,000	430,701
		1,215,029
South Africa — 2.94%
Anglo American Capital 144A 5.50% 5/2/33 #	735,000	737,846
Bidvest Group UK 144A 3.625% 9/23/26 #	385,000	366,206
Prosus 144A 4.193% 1/19/32 #	780,000	697,272
Sasol Financing USA 144A 8.75% 5/3/29 #	835,000	866,211
		2,667,535
South Korea — 2.50%
Kookmin Bank 144A 2.50% 11/4/30 #	705,000	604,126
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	695,000	701,491
Shinhan Bank 144A 5.75% 4/15/34 #	580,000	591,773
Shinhan Financial Group 144A 5.00% 7/24/28 #	365,000	367,028
		2,264,418
Taiwan — 1.89%
Foxconn Far East 2.50% 10/28/30 ■	685,000	600,737
TSMC Arizona 2.50% 10/25/31	815,000	706,461
TSMC Global 144A 2.25% 4/23/31 #	470,000	405,444
		1,712,642
Tanzania — 0.93%
HTA Group 144A 7.50% 6/4/29 #	840,000	844,099
		844,099
Thailand — 1.63%
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	580,000	571,143
PTTEP Treasury Center 144A 2.587% 6/10/27 #	560,000	525,163
Thaioil Treasury Center 144A 2.50% 6/18/30 #	440,000	380,253
		1,476,559
Türkiye — 5.24%
Akbank TAS
6.80% 6/22/31 μ, ■	470,000	463,481
144A 7.498% 1/20/30 #	225,000	225,548
Sisecam UK 144A 8.25% 5/2/29 #	760,000	775,607
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	750,000	774,572
Turk Telekomunikasyon 144A 7.375% 5/20/29 #	720,000	725,715
Turkiye Garanti Bankasi
144A 7.177% 5/24/27 #, μ	345,000	343,777
144A 8.375% 2/28/34 #, μ	765,000	768,609
6

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Türkiye (continued)
Yapi ve Kredi Bankasi 144A 9.25% 1/17/34 #, μ	650,000	$ 670,977
		4,748,286
Ukraine — 0.66%
MHP Lux 144A 6.95% 4/3/26 #	720,000	598,172
		598,172
United Arab Emirates — 3.22%
CDS 144A 2.00% 4/29/28 #Abu Dhabi National Energy PJSC	585,000	529,862
Emirates NBD Bank PJSC 2.625% 2/18/25 ■	410,000	403,644
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	615,000	595,720
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	599,836	488,420
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	435,000	446,664
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	566,346	459,396
		2,923,706
Vietnam — 0.76%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	716,789	689,167
		689,167
Zambia — 0.83%
First Quantum Minerals 144A 9.375% 3/1/29 #	715,000	752,893
		752,893
Total Corporate Bonds (cost $85,644,446)		86,116,705

Sovereign Bonds — 1.81%Δ
Hungary — 0.65%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	580,000	593,659
		593,659
Poland — 0.62%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #	560,000	564,858
		564,858
South Korea — 0.54%
Korea Housing Finance 144A 4.625% 2/24/33 #	495,000	487,126
		487,126
Total Sovereign Bonds (cost $1,617,088)		1,645,643

    7

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)

Supranational Banks — 0.79%
African Development Bank 5.75% 5/7/34 μ, ψ	730,000	$ 713,941
Total Supranational Banks (cost $709,925)		713,941
	Number of shares
Common Stock — 0.70%Δ
Mexico — 0.70%
Grupo Aeromexico =, †	29,657	636,724
Total Common Stock (cost $357,118)		636,724

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	55,781	55,781
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.22%)	55,781	55,781
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	55,781	55,781
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.21%)	55,780	55,780
Total Short-Term Investments (cost $223,123)		223,123
Total Value of Securities—98.52% (cost $88,551,700)		$89,336,136
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of Rule 144A securities was $72,360,510, which represents 79.80% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
8

‡	Non-income producing security. Security is currently in default.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
The following futures contracts and swap contracts were outstanding at July 31, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(17)	US Treasury 10 yr Ultra Notes	$(1,964,828)	$(1,911,262)	9/19/24	$(53,566)	$(5,844)
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[4]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB - Mexico 10.375% 1/28/33 Baa2 6/20/26-Quarterly	1,748,000	1.000%	$(16,263)	$4,940	$(21,203)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin and unrealized appreciation (depreciation) are reflected in the Fund’s net assets.
[1]	See Note 8 in “Notes to financial statements.”
    9

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(2,039).
Summary of abbreviations:
CDS – Credit Default Swap
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
yr – Year
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
10

Statement of assets and liabilities
Delaware Emerging Markets Debt Corporate Fund	July 31, 2024
Assets:
Investments, at value*	$89,336,136
Foreign currencies, at valueΔ	5
Cash	18,800
Cash collateral due from broker	104,200
Receivable for securities sold	1,873,157
Dividends and interest receivable	1,245,412
Receivable for fund shares sold	50,267
Prepaid expenses	28,817
Upfront payments paid on over-the-counter credit default swap contracts	4,940
Other assets	558
Total Assets	92,662,292
Liabilities:
Payable for securities purchased	1,715,960
Investment management fees payable to affiliates	110,242
Other accrued expenses	93,485
Payable for fund shares redeemed	32,411
Unrealized depreciation on over-the-counter credit default swap contracts	21,203
Variation margin due to broker on futures contracts	5,844
Swap payments payable	2,039
Distribution fees payable to affiliates	323
Total Liabilities	1,981,507
Total Net Assets	$90,680,785

Net Assets Consist of:
Paid-in capital	$100,804,333
Total distributable earnings (loss)	(10,123,548)
Total Net Assets	$90,680,785
    11

Statement of assets and liabilities
Delaware Emerging Markets Debt Corporate Fund

Net Asset Value

Class A:
Net assets	$910,364
Shares of beneficial interest outstanding, unlimited authorization, no par	118,829
Net asset value per share	$7.66
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.02

Class C:
Net assets	$158,727
Shares of beneficial interest outstanding, unlimited authorization, no par	20,689
Net asset value per share	$7.67

Institutional Class:
Net assets	$89,611,694
Shares of beneficial interest outstanding, unlimited authorization, no par	11,721,807
Net asset value per share	$7.64
*Investments, at cost	$88,551,700
ΔForeign currencies, at cost	6
See accompanying notes, which are an integral part of the financial statements.
12

Statement of operations
Delaware Emerging Markets Debt Corporate Fund	Year ended July 31, 2024
Investment Income:
Interest	$7,118,735
Dividends	196,332
7,315,067

Expenses:
Management fees	777,331
Distribution expenses — Class A	1,853
Distribution expenses — Class C	1,836
Distribution expenses — Class R	3
Reports and statements to shareholders expenses	55,108
Registration fees	51,789
Audit and tax fees	50,025
Dividend disbursing and transfer agent fees and expenses	47,834
Accounting and administration expenses	27,863
Legal fees	24,621
Trustees’ fees	4,756
Custodian fees	1,536
Other	2,489
1,047,044
Less expenses waived	(226,602)
Less waived distribution expenses — Class R	(3)
Less expenses paid indirectly	(17)
Total operating expenses	820,422
Net Investment Income (Loss)	6,494,645
    13

Statement of operations
Delaware Emerging Markets Debt Corporate Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(2,564,632)
Foreign currencies	20,659
Futures contracts	168,859
Swap contracts	(100,956)
Net realized gain (loss)	(2,476,070)

Net change in unrealized appreciation (depreciation) on:
Investments	5,464,795
Futures contracts	(107,323)
Swap contracts	73,810
Net change in unrealized appreciation (depreciation)	5,431,282
Net Realized and Unrealized Gain (Loss)	2,955,212
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,449,857
See accompanying notes, which are an integral part of the financial statements.
14

Statements of changes in net assets
Delaware Emerging Markets Debt Corporate Fund
	Year ended
	7/31/24	7/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$6,494,645	$4,653,101
Net realized gain (loss)	(2,476,070)	(6,965,784)
Net change in unrealized appreciation (depreciation)	5,431,282	7,868,231
Net increase (decrease) in net assets resulting from operations	9,449,857	5,555,548

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(43,813)	(38,098)
Class C	(8,665)	(9,809)
Class R1	(41)	(146)
Institutional Class	(6,426,963)	(4,336,974)
	(6,479,482)	(4,385,027)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	259,457	91,277
Class C	8,700	68,839
Institutional Class	52,481,061	36,422,812

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	43,813	38,098
Class C	8,543	9,708
Class R1	41	146
Institutional Class	6,153,044	4,137,470
	58,954,659	40,768,350
    15

Statements of changes in net assets
Delaware Emerging Markets Debt Corporate Fund
	Year ended
	7/31/24	7/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(167,760)	$(152,861)
Class C	(105,451)	(47,773)
Class R1	(2,736)	—
Institutional Class	(58,934,780)	(50,778,932)
	(59,210,727)	(50,979,566)
Decrease in net assets derived from capital share transactions	(256,068)	(10,211,216)
Net Increase (Decrease) in Net Assets	2,714,307	(9,040,695)

Net Assets:
Beginning of year	87,966,478	97,007,173
End of year	$90,680,785	$87,966,478
[1]	On October 27, 2023, all Class R shares were converted into Institutional Class shares. These transactions are included in proceeds from shares sold of Institutional Class shares and cost of shares redeemed of Class R shares in the table above.
See accompanying notes, which are an integral part of the financial statements.
16

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Financial highlights
Delaware Emerging Markets Debt Corporate Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
18

Year ended
7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.45	$7.35	$8.91	$8.48	$8.67

0.45	0.40	0.32	0.33	0.32
0.20	0.08	(1.52)	0.42	(0.18)
0.65	0.48	(1.20)	0.75	0.14

(0.44)	(0.38)	(0.31)	(0.32)	(0.32)
—	—	(0.05)	—	—
—	—	—	—	(0.01)
(0.44)	(0.38)	(0.36)	(0.32)	(0.33)

$7.66	$7.45	$7.35	$8.91	$8.48

9.07%	6.74%	(13.83%)	8.99%	1.73%

$910	$753	$767	$817	$281
1.04%	1.04%	1.04%	1.04%	1.04%
1.26%	1.44%	1.43%	1.42%	1.48%
6.02%	5.47%	3.87%	3.69%	3.77%
5.80%	5.07%	3.48%	3.31%	3.33%
94%	67%	55%	99%	93%
19

Financial highlights
Delaware Emerging Markets Debt Corporate Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
20

Year ended
7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.44	$7.34	$8.90	$8.47	$8.66

0.39	0.34	0.25	0.26	0.25
0.20	0.09	(1.51)	0.43	(0.17)
0.59	0.43	(1.26)	0.69	0.08

(0.36)	(0.33)	(0.25)	(0.26)	(0.26)
—	—	(0.05)	—	—
—	—	—	—	(0.01)
(0.36)	(0.33)	(0.30)	(0.26)	(0.27)

$7.67	$7.44	$7.34	$8.90	$8.47

8.19%	5.98%	(14.46%)	8.19%	0.99%

$159	$244	$210	$99	$84
1.79%	1.79%	1.79%	1.79%	1.79%
2.01%	2.19%	2.18%	2.17%	2.23%
5.27%	4.72%	3.12%	2.94%	3.02%
5.05%	4.32%	2.73%	2.56%	2.58%
94%	67%	55%	99%	93%
21

Financial highlights
Delaware Emerging Markets Debt Corporate Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
22

Year ended
7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.44	$7.34	$8.90	$8.47	$8.67

0.47	0.42	0.34	0.35	0.34
0.20	0.08	(1.51)	0.43	(0.19)
0.67	0.50	(1.17)	0.78	0.15

(0.47)	(0.40)	(0.34)	(0.35)	(0.34)
—	—	(0.05)	—	—
—	—	—	—	(0.01)
(0.47)	(0.40)	(0.39)	(0.35)	(0.35)

$7.64	$7.44	$7.34	$8.90	$8.47

9.34%	7.01%	(13.60%)	9.30%	1.88%

$89,612	$86,966	$96,027	$86,511	$69,600
0.79%	0.79%	0.79%	0.79%	0.79%
1.01%	1.19%	1.18%	1.17%	1.23%
6.27%	5.72%	4.12%	3.94%	4.02%
6.05%	5.32%	3.73%	3.56%	3.58%
94%	67%	55%	99%	93%
23

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund	July 31, 2024
Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Emerging Markets Debt Corporate Fund and Delaware Strategic Income Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Debt Corporate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. On October 27, 2023, all Class R shares were converted into Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations and CDS contracts are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash
24

flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended July 31, 2024, and for all open tax years (years ended July 31, 2021–July 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended July 31, 2024, the Fund did not incur any interest or tax penalties.
    25

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund
1. Significant Accounting Policies (continued)
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
26

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent
    27

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets from August 1, 2023 through November 29, 2024. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from August 1, 2023 through November 29, 2024, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Institutional Class
1.04%	1.79%	0.79%
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC's annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended July 31, 2024, the Fund paid $8,249 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of
28

$75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended July 31, 2024, the Fund paid $6,781 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. All Class R shares were converted into Institutional Class on October 27, 2023. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended July 31, 2024, the Fund paid $2,652 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended July 31, 2024, DDLP earned $194 for commissions on sales of the Fund’s Class A shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the year ended July 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$93,067,414
Sales	90,350,117
    29

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund
3. Investments (continued)
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At July 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$88,722,277
Aggregate unrealized appreciation of investments and derivatives	$2,623,923
Aggregate unrealized depreciation of investments and derivatives	(2,084,833)
Net unrealized appreciation of investments and derivatives	$539,090
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or
30

duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$—	$636,724	$636,724
Corporate Bonds	—	86,116,705	—	86,116,705
Sovereign Bonds	—	1,645,643	—	1,645,643
Supranational Banks	—	713,941	—	713,941
Short-Term Investments	223,123	—	—	223,123
Total Value of Securities	$223,123	$88,476,289	$636,724	$89,336,136

Derivatives[1]
Liabilities:
Futures Contracts	$(53,566)	$—	$—	$(53,566)
Over-The-Counter Credit Default Swap Contracts	—	(21,203)	—	(21,203)

[1]Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
During the year ended July 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund's net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund's net assets at the end of the year.
    31

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2024 and 2023 were as follows:
	Year ended
	7/31/24	7/31/23
Ordinary income	$6,479,482	$4,385,027
5. Components of Net Assets on a Tax Basis
As of July 31, 2024, the components of net assets on a tax basis were as follows:
Shares of beneficial interest	$100,804,333
Undistributed ordinary income	49,590
Capital loss carryforwards	(10,712,228)
Unrealized appreciation of investments and derivatives	539,090
Net assets	$90,680,785
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on future contracts, tax treatment of swap contracts, market discount and premium on debt instruments, and amortization of premium on callable bonds.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications were due to tax treatment of unrealized on callable bonds. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2024, the adjustments were to increase total distributable earnings (loss) and decrease paid-in-capital by $8,773.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2024, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 2,194,012	$8,518,216	$ 10,712,228
32

6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	7/31/24	7/31/23
Shares sold:
Class A	34,499	12,333
Class C	1,154	9,361
Institutional Class	7,054,376	5,050,629

Shares issued upon reinvestment of dividends and distributions:
Class A	5,870	5,223
Class C	1,147	1,332
Class R1	6	20
Institutional Class	827,392	567,661
	7,924,444	5,646,559

Shares redeemed:
Class A	(22,690)	(20,812)
Class C	(14,447)	(6,533)
Class R1	(384)	—
Institutional Class	(7,845,764)	(7,017,388)
	(7,883,285)	(7,044,733)
Net increase (decrease)	41,159	(1,398,174)
[1]	On October 27, 2023, all Class R shares were converted into Institutional Class shares. These transactions are included in shares sold of Institutional Class shares and shares redeemed of Class R shares in the table above.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the years ended
July 31, 2024 and 2023, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Class R Shares	Class A Shares	Institutional Class Shares	Value
Year ended
7/31/24	—	325	384	325	384	$5,175
7/31/23	268	229	—	228	268	3,718
    33

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund
7. Line of Credit
The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.
On October 30, 2023, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.
The Fund had no amounts outstanding as of July 31, 2024, or at any time during the year then ended.
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the
34

Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At July 31, 2024, the Fund posted $44,200 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the year ended July 31, 2024, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts —The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended July 31, 2024, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the year ended July 31, 2024, the Fund did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and
    35

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund
8. Derivatives (continued)
credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.
During the year ended July 31, 2024, the Fund used CDS contracts to hedge against credit events.
At July 31, 2024, the Fund posted $60,000 in cash as collateral for open swap contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.”
Fair values of derivative instruments as of July 31, 2024 were as follows:
	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts
Variation margin due to broker on futures contracts*	$(53,566)	$—
Unrealized depreciation on over-the-counter credit default swap contracts	—	(21,203)
Total	$(53,566)	$(21,203)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through July 31, 2024. Only current day variation margin is reported on the “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the year ended
July 31, 2024 was as follows:
	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$168,859	$—	$168,859
Credit contracts	—	(100,956)	(100,956)
Total	$168,859	$(100,956)	$67,903
	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(107,323)	$—	$(107,323)
Credit contracts	—	73,810	73,810
Total	$(107,323)	$73,810	$(33,513)
36

The table below summarizes the average daily balance of derivative holdings by the Fund during the year ended July 31, 2024:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$—	$2,059,196
CDS contracts (average notional amount)*	4,044,361	—
*Long represents buying protection and short represents selling protection.
9. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
At July 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$—	$(21,203)	$(21,203)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(21,203)	$—	$—	$—	$21,203	$—
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
    37

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund
10. Securities Lending
The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to
38

security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended July 31, 2024, the Fund had no securities out on loan.
11. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government
    39

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund
11. Credit and Market Risks (continued)
policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
12. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
13.  Subsequent Events
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings. The Settlement Order does not impact MIMBT's ability to continue to provide services to the Fund.
Management has determined that no other material events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in the Fund’s financial statements.
40

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group® Government Fund and Shareholders of Delaware Emerging Markets Debt Corporate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Emerging Markets Debt Corporate Fund (one of the funds constituting Delaware Group® Government Fund, referred to hereafter as the “Fund”) as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 27, 2024
We have served as the auditor of one or more Macquarie investment companies since 2010.
    41

Other Fund information (Unaudited)
Delaware Emerging Markets Debt Corporate Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the year ended July 31, 2024, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund's total distributions.
For the fiscal year ended July 31, 2024, certain interest income paid by the Fund, determined to be Qualified Interest Income may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the year ended July 31, 2024, the Fund has reported maximum distributions of Qualified Interest Income of $658,471.
The percentage of the ordinary dividends reported by the Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 97.51%.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
42

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(3818506)
AR-227-0924
This page is not part of the Financial statements and other information.

Fixed income mutual fund
Delaware Strategic Income Fund
Financial statements and other information
For the year ended July 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Delaware Strategic Income Fund	July 31, 2024
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.68%
Fannie Mae REMICS Series 2014-34 MA 3.00% 2/25/44	35,362	$ 34,291
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 M2 144A 8.697% (SOFR + 3.35%) 11/25/43 #, •	1,400,000	1,483,337
GNMA Series 2015-151 KC 3.50% 4/20/34	11,040	10,630
Total Agency Collateralized Mortgage Obligations (cost $1,447,629)		1,528,258

Collateralized Debt Obligations — 14.00%
AGL CLO
Series 2024-32A C 144A 1.953% (TSFR03M + 1.90%, Floor 1.90%) 7/21/37 #, •	1,000,000	1,000,000
Series 2024-32A D1 144A 2.953% (TSFR03M + 2.90%, Floor 2.90%) 7/21/37 #, •	1,000,000	1,000,000
AIMCO CLO
Series 2022-17A D1R 144A 8.182% (TSFR03M + 2.90%, Floor 2.90%) 7/20/37 #, •	1,000,000	1,000,000
Series 2022-18A CR 144A 7.182% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	500,000	500,000
Series 2022-18A D1R 144A 8.132% (TSFR03M + 2.85%, Floor 2.85%) 7/20/37 #, •	500,000	500,000

Bain Capital Credit CLO Series 2017-2A CR3 144A 7.494% (TSFR03M + 2.20%, Floor 2.20%) 7/25/37 #, •	2,000,000	2,000,000
Ballyrock CLO Series 2020-14A BR 144A 7.299% (TSFR03M + 2.00%, Floor 2.00%) 7/20/37 #, •	2,000,000	2,000,000
Barings CLO
Series 2024-2A C 144A 7.30% (TSFR03M + 2.00%, Floor 2.00%) 7/15/39 #, •	1,000,000	998,273
Series 2024-2A D 144A 8.45% (TSFR03M + 3.15%, Floor 3.15%) 7/15/39 #, •	1,000,000	997,722

Bear Mountain Park CLO Series 2022-1A CR 144A 7.301% (TSFR03M + 2.00%, Floor 2.00%) 7/15/37 #, •	2,000,000	1,997,396
Carlyle US CLO
Series 2024-4A C 144A 7.476% (TSFR03M + 2.15%, Floor 2.15%) 7/20/37 #, •	1,500,000	1,497,246
Series 2024-4A D 144A 8.526% (TSFR03M + 3.20%, Floor 3.20%) 7/20/37 #, •	1,000,000	1,007,310

Schedule of investments
Delaware Strategic Income Fund
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Elmwood CLO Series 2022-4A D1R 144A 8.336% (TSFR03M + 3.05%, Floor 3.05%) 7/17/37 #, •	1,000,000	$ 998,189
Madison Park Funding XXXI Series 2018-31A CR 144A 7.589% (TSFR03M + 2.25%, Floor 2.25%) 7/23/37 #, •	1,000,000	1,000,000
Neuberger Berman Loan Advisers CLO
Series 2017-25A D1R2 144A 8.423% (TSFR03M + 3.10%, Floor 3.10%) 7/18/38 #, •	1,000,000	1,005,044
Series 2024-56A C 144A 7.419% (TSFR03M + 2.10%, Floor 2.10%) 7/24/37 #, •	2,000,000	1,996,358

OCP CLO Series 2022-25A CR 144A 7.382% (TSFR03M + 2.10%, Floor 2.10%) 7/20/37 #, •	2,000,000	2,000,000
Octagon Series 2021-1A CR 144A 7.612% (TSFR03M + 2.25%, Floor 2.25%) 7/23/37 #, •	2,000,000	2,000,000
OFSI BSL XIV CLO Series 2024-14A D1 144A 0.00% (TSFR03M + 3.85%, Floor 3.85%) 7/20/37 #, •, ^	1,000,000	1,000,000
OHA Credit Funding 11 144A 0.00% (TSFR03M + 2.85%, Floor 2.85%) 7/19/37 #, •, ^	1,000,000	1,000,000
OHA Credit Partners XIV Series 2017-14A CR 144A 7.164% (TSFR03M + 1.95%, Floor 1.95%) 7/21/37 #, •	2,000,000	2,000,000
OHA Loan Funding Series 2016-1A D1R2 144A 8.385% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	1,000,000	997,920
Palmer Square CLO Series 2024-2A C 144A 7.244% (TSFR03M + 1.95%, Floor 1.95%) 7/20/37 #, •	2,000,000	2,000,000
TCW CLO Series 2024-2A D1 144A 0.00% (TSFR03M + 3.30%, Floor 3.30%) 7/17/37 #, •, ^	1,000,000	1,000,000
Total Collateralized Debt Obligations (cost $31,500,000)		31,495,458

Corporate Bonds — 52.58%
Banking — 7.96%
Akbank TAS 144A 7.498% 1/20/30 #	560,000	561,364
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	565,000	548,795
Banco de Credito e Inversiones 144A 8.75% 2/8/29 #, μ, ψ	510,000	537,134
Banco Santander 8.00% 2/1/34 μ, ψ	800,000	809,268
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ	350,000	366,679
Bank of Montreal
7.30% 11/26/84 μ	560,000	566,881
7.70% 5/26/84 μ	1,293,000	1,334,106

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Bank of New York Mellon 4.70% 9/20/25 μ, ψ		1,117,000	$ 1,100,726
Barclays 9.625% 12/15/29 μ, ψ		1,450,000	1,587,173
Citigroup
7.00% 8/15/34 μ, ψ		565,000	574,552
7.125% 8/15/29 μ, ψ		1,545,000	1,550,031

Citizens Bank 6.064% 10/24/25 μ		285,000	284,360
Deutsche Bank
6.00% 10/30/25 μ, ψ		1,200,000	1,152,932
6.72% 1/18/29 μ		150,000	156,698
6.819% 11/20/29 μ		150,000	158,721
7.146% 7/13/27 μ		300,000	310,108

Goldman Sachs Group 7.50% 5/10/29 μ, ψ		1,490,000	1,539,410
Huntington National Bank 4.552% 5/17/28 μ		618,000	609,917
ICICI Bank 144A 4.00% 3/18/26 #		560,000	550,714
KeyBank 4.15% 8/8/25		895,000	883,608
NBK SPC 144A 1.625% 9/15/27 #, μ		715,000	663,324
Popular 7.25% 3/13/28		255,000	266,231
Shinhan Bank 3.875% 3/24/26 ■		570,000	558,330
SVB Financial Group
4.00% 5/15/26 ‡, ψ		385,000	1,444
4.57% 4/29/33 ‡		227,000	134,095

Truist Financial 4.95% 9/1/25 μ, ψ		1,125,000	1,105,452
			17,912,053
Basic Industry — 2.23%
Cleveland-Cliffs 144A 7.00% 3/15/32 #		1,665,000	1,673,097
Constellium 144A 6.375% 8/15/32 #		1,125,000	1,124,456
CSN Resources 144A 8.875% 12/5/30 #		550,000	554,541
Olympus Water US Holding 144A 7.25% 6/15/31 #		1,115,000	1,116,605
Sasol Financing USA 144A 8.75% 5/3/29 #		535,000	554,998
			5,023,697
Brokerage — 0.26%
XP 144A 6.75% 7/2/29 #		565,000	575,057
			575,057
Capital Goods — 4.94%
Ardagh Metal Packaging Finance USA 2.00% 9/1/28 ■	EUR	800,000	763,441
Bombardier 144A 7.00% 6/1/32 #		1,680,000	1,719,844
Cemex 144A 9.125% 3/14/28 #, μ, ψ		520,000	561,203
Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #		1,100,000	1,097,675

Schedule of investments
Delaware Strategic Income Fund
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #		460,000	$ 475,310
Resideo Funding 144A 6.50% 7/15/32 #		946,000	947,134
Sealed Air 144A 6.50% 7/15/32 #		2,230,000	2,262,837
Sisecam UK 144A 8.25% 5/2/29 #		540,000	551,089
Standard Building Solutions 144A 6.50% 8/15/32 #		564,000	565,731
Standard Industries
144A 3.375% 1/15/31 #		124,000	106,209
144A 4.375% 7/15/30 #		1,705,000	1,554,490

Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡		530,000	42,069
Wrangler Holdco 144A 6.625% 4/1/32 #		470,000	472,096
			11,119,128
Communications — 7.49%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #		1,746,000	1,602,427
CCO Holdings
144A 4.25% 2/1/31 #		41,000	34,917
144A 4.50% 8/15/30 #		530,000	464,437

Cellnex Finance 144A 3.875% 7/7/41 #		400,000	323,035
Consolidated Communications
144A 5.00% 10/1/28 #		206,000	178,496
144A 6.50% 10/1/28 #		1,667,000	1,505,502

Cumulus Media New Holdings 144A 8.00% 7/1/29 #		475,000	187,625
Directv Financing 144A 5.875% 8/15/27 #		1,735,000	1,672,100
Frontier Communications Holdings
144A 5.00% 5/1/28 #		203,000	195,658
144A 5.875% 10/15/27 #		836,000	828,446

Gray Television 144A 5.375% 11/15/31 #		1,870,000	1,220,956
Iliad Holding 144A 8.50% 4/15/31 #		1,635,000	1,704,491
Matterhorn Telecom 3.125% 9/15/26 ■	EUR	69,000	73,590
Nexstar Media 144A 4.75% 11/1/28 #		1,225,000	1,128,241
Prosus 144A 3.257% 1/19/27 #		590,000	556,998
Sirius XM Radio 144A 4.125% 7/1/30 #		1,925,000	1,674,875
Stagwell Global 144A 5.625% 8/15/29 #		1,165,000	1,099,379
Time Warner Cable 7.30% 7/1/38		350,000	365,146
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		400,000	339,176
VZ Secured Financing 144A 5.00% 1/15/32 #		1,915,000	1,682,119
			16,837,614

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical — 6.34%
Alsea 144A 7.75% 12/14/26 #		550,000	$ 559,666
Bath & Body Works 6.875% 11/1/35		1,220,000	1,237,318
Caesars Entertainment 144A 6.50% 2/15/32 #		170,000	172,350
Carnival
144A 6.00% 5/1/29 #		805,000	803,547
144A 7.625% 3/1/26 #		1,081,000	1,092,133

Cencosud 144A 4.375% 7/17/27 #		565,000	545,215
Dana 4.50% 2/15/32		404,000	353,300
Ford Motor Credit
5.80% 3/5/27		225,000	227,184
6.95% 6/10/26		540,000	554,791

Garrett Motion Holdings 144A 7.75% 5/31/32 #		1,475,000	1,500,723
General Motors 5.40% 4/1/48		1,200,000	1,092,504
PetSmart
144A 4.75% 2/15/28 #		825,000	775,940
144A 7.75% 2/15/29 #		840,000	816,141

Sands China 4.375% 6/18/30		575,000	533,685
VICI Properties 5.75% 4/1/34		765,000	777,139
Victra Holdings 144A 7.75% 2/15/26 #		1,638,000	1,645,898
Volkswagen International Finance 3.875% 6/17/29 μ, ψ, ■	EUR	1,000,000	1,014,061
Wand NewCo 3 144A 7.625% 1/30/32 #		530,000	553,533
			14,255,128
Consumer Non-Cyclical — 2.17%
Central American Bottling 144A 5.25% 4/27/29 #		585,000	561,977
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #		1,740,000	1,629,875
CHS 144A 10.875% 1/15/32 #		525,000	565,024
DaVita
144A 3.75% 2/15/31 #		250,000	216,530
144A 4.625% 6/1/30 #		335,000	307,061

Grifols 2.25% 11/15/27 ■	EUR	600,000	602,031
Pilgrim's Pride 4.25% 4/15/31		433,000	402,114
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29		200,000	194,302
6.75% 3/1/28		400,000	410,971
			4,889,885
Electric — 3.26%
Calpine
144A 5.00% 2/1/31 #		145,000	137,053
144A 5.125% 3/15/28 #		279,000	270,391

Schedule of investments
Delaware Strategic Income Fund
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Dominion Energy Series A 6.875% 2/1/55 μ		1,830,000	$ 1,900,417
Duke Energy 4.875% 9/16/24 μ, ψ		80,000	79,659
Enel 6.375% 4/16/28 μ, ψ, ■	EUR	400,000	459,956
Iberdrola International 1.874% 1/28/26 μ, ψ, ■	EUR	600,000	626,868
NextEra Energy Capital Holdings 6.75% 6/15/54 μ		1,310,000	1,364,972
NRG Energy 144A 4.45% 6/15/29 #		285,000	273,667
Pacific Gas & Electric 3.30% 8/1/40		367,000	268,461
TerraForm Power Operating 144A 5.00% 1/31/28 #		115,000	110,915
Vistra 144A 7.00% 12/15/26 #, μ, ψ		1,295,000	1,303,487
Vistra Operations 144A 6.95% 10/15/33 #		485,000	527,189
			7,323,035
Energy — 8.93%
Apache 5.10% 9/1/40		1,265,000	1,108,227
Ascent Resources Utica Holdings 144A 5.875% 6/30/29 #		96,000	94,227
Enbridge
5.75% 7/15/80 μ		1,430,000	1,359,008
7.20% 6/27/54 μ		175,000	178,534
Energy Transfer
6.05% 9/1/54		1,115,000	1,118,382
6.50% 11/15/26 μ, ψ		1,352,000	1,346,555
Genesis Energy
7.75% 2/1/28		645,000	655,034
7.875% 5/15/32		220,000	224,788

Geopark 144A 5.50% 1/17/27 #		595,000	558,941
Hilcorp Energy I 144A 6.00% 2/1/31 #		1,710,000	1,666,000
Medco Maple Tree 144A 8.96% 4/27/29 #		540,000	569,462
Murphy Oil 6.375% 7/15/28		561,000	565,156
Nabors Industries 144A 9.125% 1/31/30 #		780,000	833,855
NGL Energy Operating 144A 8.375% 2/15/32 #		1,635,000	1,671,749
NuStar Logistics 6.375% 10/1/30		1,099,000	1,122,336
Occidental Petroleum 5.55% 10/1/34		1,125,000	1,131,862
Puma International Financing 144A 7.75% 4/25/29 #		550,000	558,005
SierraCol Energy Andina 144A 6.00% 6/15/28 #		625,000	562,466
SM Energy 144A 7.00% 8/1/32 #		968,000	979,098
Transcanada Trust 5.625% 5/20/75 μ		1,128,000	1,116,442
Venture Global LNG 144A 7.00% 1/15/30 #		1,008,000	1,019,157
Vital Energy 144A 7.875% 4/15/32 #		1,620,000	1,648,820
			20,088,104

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 2.53%
AerCap Ireland Capital DAC
2.45% 10/29/26		150,000	$ 141,732
3.30% 1/30/32		150,000	132,126
3.40% 10/29/33		150,000	129,584

Air Lease 4.125% 12/15/26 μ, ψ		1,210,000	1,114,194
Apollo Debt Solutions BDC
144A 6.70% 7/29/31 #		695,000	703,581
144A 6.90% 4/13/29 #		540,000	554,320

Ares Capital 5.95% 7/15/29		560,000	562,014
Blue Owl Credit Income 144A 6.60% 9/15/29 #		555,000	559,975
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #		651,000	635,596
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #		1,110,000	1,145,458
			5,678,580
Insurance — 2.28%
Ardonagh Finco 6.875% 2/15/31 ■	EUR	2,000,000	2,148,889
Howden UK Refinance 144A 7.25% 2/15/31 #		2,170,000	2,177,955
UnitedHealth Group 5.50% 7/15/44		790,000	799,490
			5,126,334
Real Estate Investment Trusts — 0.22%
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #		605,000	488,508
			488,508
Technology — 3.04%
Amentum Escrow 144A 7.25% 8/1/32 #		370,000	378,347
CDW 3.276% 12/1/28		455,000	421,683
Cloud Software Group 144A 6.50% 3/31/29 #		1,165,000	1,136,384
Entegris 144A 4.75% 4/15/29 #		305,000	294,564
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		1,295,000	1,210,487
NCR Voyix
144A 5.00% 10/1/28 #		419,000	400,952
144A 5.125% 4/15/29 #		1,245,000	1,190,618
144A 5.25% 10/1/30 #		271,000	254,462

Sensata Technologies 144A 6.625% 7/15/32 #		1,000,000	1,013,751
TeamSystem 144A 7.186% (EUR003M + 3.50%) 7/31/31 #, •	EUR	500,000	542,478
			6,843,726

Schedule of investments
Delaware Strategic Income Fund
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation — 0.48%
Movida Europe 144A 7.85% 4/11/29 #		565,000	$ 530,363
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		540,000	557,692
			1,088,055
Utilities — 0.45%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		582,900	551,382
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #		450,000	452,812
			1,004,194
Total Corporate Bonds (cost $118,481,593)			118,253,098

Government Agency Obligations — 1.91%
DAE Sukuk Difc 144A 3.75% 2/15/26 #		570,000	555,260
Electricite de France 2.875% 12/15/26 μ, ψ, ■	EUR	1,000,000	1,024,722
Freeport Indonesia 144A 4.763% 4/14/27 #		560,000	554,714
Georgian Railway JSC 4.00% 6/17/28 ■		625,000	557,031
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.45% 5/21/28 #		500,000	504,358
QazaqGaz JSC 144A 4.375% 9/26/27 #		581,000	550,922
Turk Telekomunikasyon 144A 7.375% 5/20/29 #		550,000	554,366
Total Government Agency Obligations (cost $4,284,847)			4,301,373

Non-Agency Asset-Backed Securities — 0.01%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.573% 11/25/36 φ		32,201	31,867
Total Non-Agency Asset-Backed Securities (cost $29,066)			31,867

Non-Agency Collateralized Mortgage Obligations — 3.48%
Connecticut Avenue Securities Trust
Series 2023-R07 2M2 144A 8.598% (SOFR + 3.25%) 9/25/43 #, •		5,000,000	5,250,500
Series 2023-R08 1M2 144A 7.847% (SOFR + 2.50%) 10/25/43 #, •		2,500,000	2,580,020
Total Non-Agency Collateralized Mortgage Obligations (cost $7,500,000)			7,830,520

	Principalamount°	Value (US $)

Loan Agreements — 23.09%
Basic Industry — 1.84%
Arsenal Aic Parent TBD 8/18/30 X	500,000	$ 503,750
Foresight Energy Operating Tranche A 13.435% (SOFR03M + 8.10%) 6/30/27 •	282,634	265,677
Olympus Water US Holding Tranche B-5 8.847% (SOFR03M + 3.50%) 6/20/31 •	1,675,000	1,682,328
Vantage Specialty Chemicals 1st Lien 10.077% (SOFR03M + 4.75%) 10/26/26 •	1,685,722	1,686,775
		4,138,530
Capital Goods — 2.43%
GFL Environmental Tranche B 7.279% (TSFR03M + 2.00%) 6/27/31 •	1,000,000	1,004,286
Indicor Tranche C 8.585% (SOFR03M + 3.25%) 11/22/29 •	1,670,813	1,676,034
SPX Flow 8.844% (SOFR01M + 3.50%) 4/5/29 •	1,110,000	1,119,334
White Cap Buyer Tranche C 8.594% (SOFR01M + 3.25%) 10/19/29 •	1,675,000	1,669,111
		5,468,765
Communications — 3.29%
Charter Communications Operating Tranche B-4 7.332% (SOFR03M + 2.00%) 12/7/30 •	2,219,424	2,202,651
Connect US Finco 9.844% (SOFR01M + 4.50%) 9/27/29 •	1,695,064	1,615,820
Frontier Communications Tranche B 8.763% (SOFR06M + 3.50%) 7/1/31 •	1,675,000	1,689,656
MLN US HoldCo
1st Lien 12.079% (SOFR03M + 6.80%) 10/18/27 •	1,413,880	258,033
Tranche B 14.629% (SOFR03M + 9.25%) 10/18/27 •	427,200	34,176

Viasat TBD 5/30/30 X	1,745,603	1,597,227
		7,397,563
Consumer Cyclical — 3.07%
Hilton Worldwide Finance Tranche B-4 7.10% (SOFR01M + 1.75%) 11/8/30 •	1,500,000	1,505,157
Peer Holding III Tranche B-5 TBD 6/20/31 X	2,250,000	2,262,656
Scientific Games Holdings 8.318% (SOFR03M + 3.00%) 4/4/29 •	1,500,000	1,499,297
Staples 11.084% (SOFR03M + 5.75%) 9/4/29 •	1,750,000	1,631,511
		6,898,621

Schedule of investments
Delaware Strategic Income Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Non-Cyclical — 3.21%
Bausch & Lomb 8.695% (SOFR01M + 3.35%) 5/10/27 •	2,229,313	$ 2,193,644
Heartland Dental 9.844% (SOFR01M + 4.50%) 4/28/28 •	1,675,800	1,675,408
Mamba Purchaser 8.579% (SOFR01M + 3.25%) 10/16/28 •	1,675,800	1,679,290
Medline Borrower 7.594% (SOFR01M + 2.25%) 10/23/28 •	1,670,000	1,673,392
		7,221,734
Electric — 1.26%
Eastern Power Tranche B 10.593% (TSFR01M + 5.25%) 4/3/28 •	1,144,904	1,146,813
Hamilton Projects Acquiror 1st Lien 9.094% (SOFR01M + 3.75%) 5/22/31 •	1,675,000	1,693,844
		2,840,657
Financial Services — 1.44%
Mermaid Bidco Tranche B 8.584% (SOFR01M + 3.25%) 6/27/31 •	1,000,000	1,006,875
TransUnion Intermediate Holdings Tranche B-8 7.097% (SOFR01M + 1.75%) 6/5/31 •	2,220,000	2,222,180
		3,229,055
Insurance — 3.46%
Amynta Agency Borrower TBD 2/28/28 X	1,000,000	1,003,125
Ardonagh Group Finco Pty 1st Lien TBD 2/17/31 X	560,000	560,350
DaVita Tranche B-1 7.344% (SOFR01M + 2.00%) 5/9/31 •	2,215,000	2,214,770
HUB International TBD 6/20/30 X	2,000,000	2,004,166
USI Tranche B 8.084% (SOFR03M + 2.75%) 11/22/29 •	1,995,000	2,001,234
		7,783,645
Technology — 3.09%
Boxer Parent Company 1st Lien TBD 7/30/31 X	1,945,000	1,938,436
Epicor Software Tranche E 8.594% (SOFR01M + 3.25%) 5/30/31 •	894,992	902,049
Fortress Intermediate 3 9.097% (SOFR01M + 3.75%) 6/27/31 •	1,000,000	1,001,875
Iron Mountain Information Management TBD 1/31/31 X	2,235,000	2,230,344

	Principalamount°	Value (US $)

Loan Agreements (continued)
Technology (continued)
UKG Tranche B 8.555% (SOFR03M + 3.25%) 2/10/31 •	866,732	$ 870,316
		6,943,020
Total Loan Agreements (cost $53,304,390)		51,921,590

Sovereign Bonds — 1.03%Δ
Dominican Republic — 0.17%
Dominican Republic International Bond 144A 4.50% 1/30/30 #	414,000	386,143
		386,143
Indonesia — 0.25%
Indonesia Government International Bond 3.85% 10/15/30	590,000	557,770
		557,770
Mexico — 0.26%
Mexico Government International Bond 3.25% 4/16/30	654,000	588,081
		588,081
Peru — 0.20%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #	500,000	460,218
		460,218
Serbia — 0.15%
Serbia International Bond 144A 2.125% 12/1/30 #	400,000	325,995
		325,995
Total Sovereign Bonds (cost $2,552,128)		2,318,207

Supranational Banks — 0.47%
African Development Bank 5.75% 5/7/34 μ, ψ	1,070,000	1,046,462
Total Supranational Banks (cost $1,040,575)		1,046,462
Number of shares
Common Stocks — 1.13%
Basic Industry — 0.27%
Foresight Energy =, †	42,271	616,728
616,728

Schedule of investments
Delaware Strategic Income Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary — 0.20%
Studio City International Holdings †, π	19,076	$ 128,519
Studio City International Holdings ADR †	37,174	250,449
True Religion Apparel =, †, π	2	74,936
		453,904
Consumer Staples — 0.00%
Endo †	252	7,281
		7,281
Financial Services — 0.18%
New Cotai =, †, π	414,307	402,765
		402,765
Materials — 0.00%
Westmoreland Coal =, †, π	145	254
		254
Transportation — 0.48%
Grupo Aeromexico =, †	49,917	1,071,698
		1,071,698
Total Common Stocks (cost $5,926,912)		2,552,630

Preferred Stock — 0.01%
True Religion Apparel 6.25% =, ω, π	2	11,435
Total Preferred Stock (cost $37,635)		11,435

Short-Term Investments — 9.13%
Money Market Mutual Funds — 9.13%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	5,136,875	5,136,875
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.22%)	5,136,876	5,136,876
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	5,136,876	5,136,876

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.21%)	5,136,876	$ 5,136,876
Total Short-Term Investments (cost $20,547,503)		20,547,503
Total Value of Securities—107.52% (cost $246,652,278)		$241,838,401
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of Rule 144A securities was $119,592,400, which represents 53.17% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Represents a security with a settlement after July 31, 2024, at which time the interest rate will be reflected.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
‡	Non-income producing security. Security is currently in default.
φ	Step coupon bond. Stated rate in effect at July 31, 2024 through maturity date.
X	This loan will settle after July 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of risk.

Schedule of investments
Delaware Strategic Income Fund
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At July 31, 2024, the aggregate value of restricted securities was $617,909, which represented 0.27% of the Fund’s net assets. See table below for additional details on restricted securities.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$3,632,177	$402,765
Studio City International Holdings	8/5/20	296,823	128,519
True Religion Apparel	10/19/20	99,720	74,936
True Religion Apparel 6.25%	10/19/20	37,635	11,435
Westmoreland Coal	3/15/19	109	254
Total		$4,066,464	$617,909
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at July 31, 2024:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Epicor Software TBD 5/30/31 X	$105,008	$105,008	$105,861	$853

The following forward foreign currency exchange contracts and futures contracts were outstanding at July 31, 2024:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	EUR	(865,000)	USD	935,149	8/23/24	$—	$(2,058)
JPMCB	JPY	35,220,000	USD	(228,716)	8/23/24	7,241	—
JPMCB	JPY	(35,220,000)	USD	225,238	8/23/24	—	(10,719)
TD	EUR	(5,935,248)	USD	6,453,066	8/23/24	22,365	—
Total Forward Foreign Currency Exchange Contracts						$29,606	$(12,777)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(2)	Euro-Bobl	$(254,351)	$(250,472)	9/6/24	$—	$(3,879)	$(329)
338	US Treasury 5 yr Notes	36,467,033	35,773,349	9/30/24	693,684	—	47,533
55	US Treasury 10 yr Notes	6,149,688	5,996,140	9/19/24	153,548	—	13,750
16	US Treasury 10 yr Ultra Notes	1,849,250	1,798,915	9/19/24	50,335	—	5,500
Total Futures Contracts			$43,317,932		$897,567	$(3,879)	$66,454
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 9 in “Notes to financial statements.”

Schedule of investments
Delaware Strategic Income Fund
Summary of abbreviations:
ADR – American Depositary Receipt
BDC – Business Development Company
CITI – Citigroup
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
EUR003M – EURIBOR EUR 3 Month
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LNG – Liquefied Natural Gas
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TD – TD Bank
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
EUR – European Monetary Unit
JPY – Japanese Yen
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Strategic Income Fund	July 31, 2024
Assets:
Investments, at value*	$241,838,401
Foreign currencies, at valueΔ	31,927
Cash	214,645
Cash collateral due from broker	650,100
Receivable for securities sold	2,577,303
Dividends and interest receivable	2,156,905
Receivable for fund shares sold	315,045
Prepaid expenses	67,506
Variation margin due from broker on futures contracts	66,454
Unrealized appreciation on forward foreign currency exchange contracts	29,606
Receivable from investment manager	27,249
Foreign tax reclaims receivable	1,231
Unrealized appreciation on unfunded loan commitments**	853
Other assets	806
Total Assets	247,978,031
Liabilities:
Payable for securities purchased	22,369,184
Payable for fund shares redeemed	490,169
Other accrued expenses	156,213
Distribution fees payable to affiliates	25,839
Unrealized depreciation on forward foreign currency exchange contracts	12,777
Distribution payable	8,933
Total Liabilities	23,063,115
Total Net Assets	$224,914,916

Net Assets Consist of:
Paid-in capital	$282,395,416
Total distributable earnings (loss)	(57,480,500)
Total Net Assets	$224,914,916

Statement of assets and liabilities
Delaware Strategic Income Fund

Net Asset Value

Class A:
Net assets	$109,284,287
Shares of beneficial interest outstanding, unlimited authorization, no par	14,587,203
Net asset value per share	$7.49
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$7.84

Class C:
Net assets	$3,040,903
Shares of beneficial interest outstanding, unlimited authorization, no par	405,983
Net asset value per share	$7.49

Class R:
Net assets	$254,430
Shares of beneficial interest outstanding, unlimited authorization, no par	33,907
Net asset value per share	$7.50

Institutional Class:
Net assets	$112,335,296
Shares of beneficial interest outstanding, unlimited authorization, no par	14,990,709
Net asset value per share	$7.49
*Investments, at cost	$246,652,278
ΔForeign currencies, at cost	32,026
**See Note 12 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Strategic Income Fund	Year ended July 31, 2024
Investment Income:
Interest	$12,909,047
Dividends	9,041
12,918,088

Expenses:
Management fees	1,102,511
Distribution expenses — Class A	265,196
Distribution expenses — Class C	26,077
Distribution expenses — Class R	1,241
Dividend disbursing and transfer agent fees and expenses	238,139
Legal fees	93,938
Reports and statements to shareholders expenses	83,639
Audit and tax fees	67,169
Registration fees	61,755
Accounting and administration expenses	42,417
Trustees’ fees	8,737
Custodian fees	3,242
Other	40,755
2,034,816
Less expenses waived	(558,875)
Less expenses paid indirectly	(440)
Total operating expenses	1,475,501
Net Investment Income (Loss)	11,442,587

Statement of operations
Delaware Strategic Income Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(8,797,415)
Foreign currencies	25,608
Forward foreign currency exchange contracts	(20,125)
Futures contracts	(933,921)
Options written	8,164
Swap contracts	(103)
Net realized gain (loss)	(9,717,792)

Net change in unrealized appreciation (depreciation) on:
Investments	15,212,414
Foreign currencies	(1,680)
Forward foreign currency exchange contracts	17,582
Futures contracts	1,099,282
Net change in unrealized appreciation (depreciation)	16,327,598
Net Realized and Unrealized Gain (Loss)	6,609,806
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,052,393
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Strategic Income Fund
	Year ended
	7/31/24	7/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$11,442,587	$4,679,020
Net realized gain (loss)	(9,717,792)	(4,787,323)
Net change in unrealized appreciation (depreciation)	16,327,598	4,149,419
Net increase (decrease) in net assets resulting from operations	18,052,393	4,041,116

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,880,116)	(3,565,873)
Class C	(126,005)	(38,935)
Class R	(13,105)	(7,287)
Institutional Class	(5,345,070)	(1,089,875)
	(11,364,296)	(4,701,970)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	14,795,154	5,531,741
Class C	1,050,206	201,893
Class R	262,270	40,545
Institutional Class	57,549,326	42,692,222

Net assets from reorganization:[1]
Class A	44,121,634	—
Class C	1,927,928	—
Institutional Class	75,833,666	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,783,349	3,464,773
Class C	125,946	38,911
Class R	12,785	7,284
Institutional Class	5,344,257	1,089,171
	206,806,521	53,066,540

Statements of changes in net assets
Delaware Strategic Income Fund
	Year ended
	7/31/24	7/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(30,081,961)	$(16,051,864)
Class C	(986,975)	(520,915)
Class R	(202,019)	(20,141)
Institutional Class	(55,986,986)	(32,791,372)
	(87,257,941)	(49,384,292)
Increase in net assets derived from capital share transactions	119,548,580	3,682,248
Net Increase in Net Assets	126,236,677	3,021,394

Net Assets:
Beginning of year	98,678,239	95,656,845
End of year	$224,914,916	$98,678,239
[1]	See Note 7 in "Notes to financial statements."
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Delaware Strategic Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Net expense ratio includes extraordinary expenses.
[6]	The Fund's portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund's portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.31	$7.38	$8.57	$8.24	$8.07

0.41	0.35	0.29	0.30	0.29
0.17	(0.07)	(1.17)	0.35	0.20
0.58	0.28	(0.88)	0.65	0.49

(0.40)	(0.35)	(0.31)	(0.32)	(0.32)
—	—	—	—[2]	—[2]
(0.40)	(0.35)	(0.31)	(0.32)	(0.32)
$7.49	$7.31	$7.38	$8.57	$8.24

8.25%	4.00%	(10.45%)	8.02%	6.27%

$109,284	$71,422	$79,273	$31,690	$29,793
0.84%	0.84%	0.90%[5]	0.84%	0.84%
1.12%	1.20%	1.24%	1.53%	1.52%
5.60%	4.85%	3.62%	3.54%	3.66%
5.32%	4.49%	3.28%	2.85%	2.98%
160%[6]	99%	65%	89%	130%

Financial highlights
Delaware Strategic Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Net expense ratio includes extraordinary expenses.
[6]	The Fund's portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund's portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.30	$7.38	$8.58	$8.25	$8.08

0.36	0.30	0.23	0.24	0.23
0.18	(0.08)	(1.18)	0.35	0.20
0.54	0.22	(0.95)	0.59	0.43

(0.35)	(0.30)	(0.25)	(0.26)	(0.26)
—	—	—	—[2]	—[2]
(0.35)	(0.30)	(0.25)	(0.26)	(0.26)
$7.49	$7.30	$7.38	$8.58	$8.25

7.59%	3.08%	(11.22%)	7.21%	5.47%

$3,041	$819	$1,110	$1,451	$1,846
1.59%	1.59%	1.65%[5]	1.59%	1.59%
1.87%	1.95%	1.99%	2.28%	2.27%
4.85%	4.10%	2.87%	2.79%	2.91%
4.57%	3.74%	2.53%	2.10%	2.23%
160%[6]	99%	65%	89%	130%

Financial highlights
Delaware Strategic Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Net expense ratio includes extraordinary expenses.
[6]	The Fund's portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund's portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.32	$7.39	$8.60	$8.27	$8.10

0.39	0.33	0.27	0.28	0.27
0.18	(0.06)	(1.19)	0.35	0.20
0.57	0.27	(0.92)	0.63	0.47

(0.39)	(0.34)	(0.29)	(0.30)	(0.30)
—	—	—	—[2]	—[2]
(0.39)	(0.34)	(0.29)	(0.30)	(0.30)
$7.50	$7.32	$7.39	$8.60	$8.27

7.97%	3.74%	(10.86%)	7.74%	5.99%

$255	$174	$148	$171	$431
1.09%	1.09%	1.15%[5]	1.09%	1.09%
1.37%	1.45%	1.49%	1.78%	1.77%
5.35%	4.60%	3.37%	3.29%	3.41%
5.07%	4.24%	3.03%	2.60%	2.73%
160%[6]	99%	65%	89%	130%

Financial highlights
Delaware Strategic Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Net expense ratio includes extraordinary expenses.
[6]	The Fund's portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund's portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.31	$7.38	$8.58	$8.25	$8.08

0.43	0.37	0.31	0.32	0.31
0.17	(0.07)	(1.18)	0.35	0.20
0.60	0.30	(0.87)	0.67	0.51

(0.42)	(0.37)	(0.33)	(0.34)	(0.34)
—	—	—	—[2]	—[2]
(0.42)	(0.37)	(0.33)	(0.34)	(0.34)
$7.49	$7.31	$7.38	$8.58	$8.25

8.52%	4.26%	(10.33%)	8.29%	6.53%

$112,335	$26,263	$15,126	$16,258	$9,845
0.59%	0.59%	0.65%[5]	0.59%	0.59%
0.87%	0.95%	0.99%	1.28%	1.27%
5.85%	5.10%	3.87%	3.79%	3.91%
5.57%	4.74%	3.53%	3.10%	3.23%
160%[6]	99%	65%	89%	130%

Notes to financial statements
Delaware Strategic Income Fund	July 31, 2024
Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Emerging Markets Debt Corporate Fund and Delaware Strategic Income Fund. These financial statements and the related notes pertain to Delaware Strategic Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be

Notes to financial statements
Delaware Strategic Income Fund
1. Significant Accounting Policies (continued)
taken on the Fund’s federal income tax returns through the year ended July 31, 2024, and for all open tax years (years ended July 31, 2021–July 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended July 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments —  The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization —  In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

Notes to financial statements
Delaware Strategic Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT), and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets from August 1, 2023 through November 29, 2024. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from August 1, 2023 through November 29, 2024, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class
0.84%	1.59%	1.09%	0.59%
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC's annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of

$90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended July 31, 2024, the Fund paid $12,416 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended July 31, 2024, the Fund paid $13,109 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended July 31, 2024, the Fund paid $5,674 for internal legal and regulatory reporting services provided by
DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended July 31, 2024, DDLP earned $6,130 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2024, DDLP received gross CDSC commissions of $92 and $124 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Notes to financial statements
Delaware Strategic Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the year ended July 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$229,202,729
Purchases of US government securities	80,104,343
Sales other than US government securities	179,451,256
Sales of US government securities	131,971,443
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At July 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$247,282,697
Aggregate unrealized appreciation of investments and derivatives	$1,933,675
Aggregate unrealized depreciation of investments and derivatives	(6,466,885)
Net unrealized depreciation of investments and derivatives	$(4,533,210)
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$1,528,258	$—	$1,528,258
Collateralized Debt Obligations	—	31,495,458	—	31,495,458
Common Stocks	386,249	—	2,166,381	2,552,630
Corporate Bonds	—	118,253,098	—	118,253,098
Government Agency Obligations	—	4,301,373	—	4,301,373
Loan Agreements	—	51,921,590	—	51,921,590
Non-Agency Asset-Backed Securities	—	31,867	—	31,867
Non-Agency Collateralized Mortgage Obligations	—	7,830,520	—	7,830,520
Preferred Stock	—	—	11,435	11,435
Sovereign Bonds	—	2,318,207	—	2,318,207

Notes to financial statements
Delaware Strategic Income Fund
3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Supranational Banks	$—	$1,046,462	$—	$1,046,462
Short-Term Investments	20,547,503	—	—	20,547,503
Total Value of Securities	$20,933,752	$218,726,833	$2,177,816	$241,838,401

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$29,606	$—	$29,606
Futures Contracts	897,567	—	—	897,567
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(12,777)	$—	$(12,777)
Futures Contracts	(3,879)	—	—	(3,879)
1Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
During the year ended July 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2024 and 2023 were as follows:
	Year ended
	7/31/24	7/31/23
Ordinary income	$11,364,296	$4,701,970

5. Components of Net Assets on a Tax Basis
As of July 31, 2024, the components of net assets on a tax basis were as follows:
Shares of beneficial interest	$282,395,416
Qualified late year loss deferrals	(41,320)
Distributions payable	(8,933)
Capital loss carryforwards*	(52,882,709)
Deferred directors fees	(4,525)
Unamortized organizational costs	(9,803)
Unrealized depreciation of investments and foreign currencies	(4,533,210)
Net assets	$224,914,916
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market on forward foreign currency contracts, tax treatment of market discount and premium on debt instruments, and amortization of premium on callable bonds.
Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2024 through July 31, 2024 and November 1, 2023 through July 31, 2024, respectively, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to Fund level overdistribution, reorganization-related adjustments, tax treatment of partnerships, gain (loss) on foreign currency transactions and tax treatment of unrealized on callable bonds. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2024, the Fund recorded the following reclassifications:
Paid-in capital	$27,281,856
Total distributable earnings (loss)	(27,281,856)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2024, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 13,207,920	$39,674,789	$ 52,882,709

Notes to financial statements
Delaware Strategic Income Fund
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	7/31/24	7/31/23
Shares sold:
Class A	2,017,597	763,231
Class C	143,739	28,368
Class R	36,296	5,587
Institutional Class	7,829,961	5,879,329

Shares from reorganization:[1]
Class A	6,119,505	—
Class C	267,396	—
Institutional Class	10,517,846	—

Shares issued upon reinvestment of dividends and distributions:
Class A	786,417	479,254
Class C	17,107	5,386
Class R	1,735	1,005
Institutional Class	725,436	150,235
	28,463,035	7,312,395

Shares redeemed:
Class A	(4,113,067)	(2,210,820)
Class C	(134,408)	(72,126)
Class R	(27,956)	(2,776)
Institutional Class	(7,675,983)	(4,486,193)
	(11,951,414)	(6,771,915)
Net increase	16,511,621	540,480
[1]	See Note 7.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the years ended July 31, 2024 and 2023, the Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Year ended
7/31/24	10,472	1,495	1,498	10,458	$88,568
7/31/23	12,413	114	114	12,427	92,952

7. Reorganization
On February 15-16, 2023, the Board approved a proposal to reorganize Delaware Ivy Strategic Income Fund (the “Acquired Fund”), a series of Ivy Funds, with and into the Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). On August 10, 2023, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, and assets of the Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of Acquired Fund in exchange for shares of Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The Reorganization was accomplished by a tax-free exchange of shares on September 15, 2023. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transaction information associated with the Acquired Fund and the Acquiring Fund on the Reorganization date were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$44,013,836	5,117,888	6,119,505	$69,878,327	1.1928
Class C	1,927,928	224,178	267,396	852,857	1.1928
Class R	—	—	—	305,631	—
Class R6*	661,822	76,867	—	—	—
Class I/Institutional Class**	75,171,844	8,740,912	10,517,846	29,633,152	1.1928
Class Y***	107,798	12,535	—	—	—
* Class R6 shares of the Acquired Fund were converted into Institutional Class shares of the Acquiring Fund.
** Class I shares are named Institutional Class for the Acquiring Fund.
*** Class Y shares of the Acquired Fund were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund before the Reorganization were $122,074,127. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $222,553,195.

Notes to financial statements
Delaware Strategic Income Fund
7. Reorganization (continued)
Assuming the Reorganization had been completed on August 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended July 31, 2024, would have been as follows:
Net investment income	$11,960,980
Net realized loss on investments	(10,892,887)
Net change in unrealized appreciation (depreciation)	15,699,023
Net increase in net assets resulting from operations	$16,767,116
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in Acquiring Fund's “Statement of operations” since the Reorganization was consummated on September 15, 2023.
8. Line of Credit
The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.
On October 30, 2023, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.
The Fund had no amounts outstanding as of July 31, 2024, or at any time during the year then ended.
9. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.”
During the year ended July 31, 2024, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At July 31, 2024, the Fund posted $650,100 in cash as collateral for open futures contracts, which is presented as

Notes to financial statements
Delaware Strategic Income Fund
9. Derivatives (continued)
“Cash collateral due from broker” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the year ended July 31, 2024, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts —  The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at July 31, 2024.
During the year ended July 31, 2024, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.
Fair values of derivative instruments as of July 31, 2024 were as follows:
	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$29,606	$—	$29,606
Variation margin due from broker on futures contracts*	—	897,567	897,567
Total	$29,606	$897,567	$927,173

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(12,777)	$—	$(12,777)
Variation margin due from broker on futures contracts*	—	(3,879)	(3,879)
Total	$(12,777)	$(3,879)	$(16,656)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through July 31, 2024. Only current day variation margin is reported on the “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the year ended July 31, 2024 was as follows:
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Currency contracts	$(20,125)	$(933,885)	$8,164	$(103)	$(945,949)
Interest rate contracts	—	(36)	—	—	(36)
Total	$(20,125)	$(933,921)	$8,164	$(103)	$(945,985)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$17,582	$—	$17,582
Interest rate contracts	—	1,099,282	1,099,282
Total	$17,582	$1,099,282	$1,116,864

Notes to financial statements
Delaware Strategic Income Fund
9. Derivatives (continued)
The table below summarizes the average daily balance of derivative holdings by the Fund during the year ended July 31, 2024:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$419,139	$3,290,600
Futures contracts (average notional amount)	50,337,626	253,418
Options contracts (average value)*	—	223
*Long represents purchased options and short represents written options.
10. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigates its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
At July 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citigroup	$ —	$(2,058)	$(2,058)
JPMorgan Chase Bank	7,241	(10,719)	(3,478)
TD Bank	22,365	—	22,365
Total	$ 29,606	$ (12,777)	$ 16,829

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Citigroup	$(2,058)	$ —	$ —	$ —	$ —	$(2,058)
JPMorgan Chase Bank	(3,478)	—	—	—	—	(3,478)
TD Bank	22,365	—	—	—	—	22,365
Total	$ 16,829	—	—	—	—	$ 16,829
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
11. Securities Lending
The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of

Notes to financial statements
Delaware Strategic Income Fund
11. Securities Lending (continued)
deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended July 31, 2024, the Fund had no securities out on loan.
12. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMO, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension

Notes to financial statements
Delaware Strategic Income Fund
12. Credit and Market Risks (continued)
risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedule of investments.”
13. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
14.  Subsequent Events
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund. In connection with the findings in the Settlement Order, MIMBT expects to make payments to the Fund prior to December 31, 2024. These payments are not expected to be material to the Fund.

Notes to financial statements
Delaware Strategic Income Fund
14.  Subsequent Events (continued)
Management has determined that no other material events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in the Fund's financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group® Government Fund and Shareholders of Delaware Strategic Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Strategic Income Fund (one of the funds constituting Delaware Group® Government Fund, referred to hereafter as the “Fund”) as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agents, portfolio companies, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 27, 2024
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Delaware Strategic Income Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the year ended July 31, 2024, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund's total distributions.
The percentage of the ordinary dividends reported by the Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100.00%.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(3821293)
AR-023-0924
This page is not part of the Financial statements and other information.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of materials filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Government Fund

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 4, 2024

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	October 4, 2024